Inventories - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Cost of inventories recognised as expense	$ 308.5	$ 153.4	$ 577.9	$ 311.1	$ 757.9	$ 937.7	$ 1,631.2
Inventory write down	0.1	1.0	1.0	2.6	6.1	5.4	$ 5.9
Inventory work in progress related to finance leases	$ 11.7	$ 14.3	$ 40.9	$ 14.3	$ 36.2	$ 0.0